Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
12.	Equity

Convertible Preferred Stock

Series A Shares

The Company’s Certificate of Incorporation, as amended, authorizes the Company to issue 15,000,000 shares of $0.001 par value Preferred Stock. As of December 31, 2011 and 2010, there were 0 Series A Shares and 4,357,885 Series A Shares outstanding, respectively.

The terms, rights, preference and privileges of the Series A Shares were as follows:

Voting Rights

Holder of Series A Shares voted together with the Common Stock on all matters, on an as-converted to Common Stock basis, and not as a separate class or series (except as otherwise may be required by applicable law). There was no cumulative voting.

Liquidation

In the case of a liquidation event, including a sale, merger or winding up of the Company, the holders of Series A Shares were entitled to receive $12.59 per share (representing 150% of the original issuance price), out of the proceeds of such liquidation, in preference to the holders of Common Stock.

Conversion

Each share of Series A Shares could voluntarily convert into one share of Common Stock at the election of the holder. Additionally, each Series A Share would automatically convert into one share of Common Stock upon the earlier of the following:

(1)	April 26, 2012, or

(2)	if the Company’s capital stock becomes publicly traded, then the date upon which such capital stock has a publicly traded value of $12.59 or more per share, as adjusted for any stock splits, stock exchanges, recapitalizations, dividends and the like (such date, the “Valuation Milestone Date”). The Valuation Milestone Date shall be deemed to have occurred: (i) on the date which the Company’s capital stock first becomes publicly traded, if such capital stock has an initial quoted value greater than or equal to $12.59 per share, or (ii) the date that is the twentieth (20th) consecutive or non-consecutive trading day where the volume-weighted average price for the Company’s capital stock as reported by Bloomberg Financial L.P. is greater than or equal to $12.59 per share, in each case as adjusted for any stock splits, stock exchanges, recapitalizations and dividends as determined by the Company’s board of directors in its reasonable discretion.

In May 2011, the conversion feature was amended such that the Series A Shares would automatically convert to Common Stock on the effective date of a registration statement covering the resale of the underlying Common Stock. This conversion occurred on November 15, 2011 upon the effectiveness of the Company’s Form S-1.

Dividends

Dividends were payable when and if declared by the Board of Directors. There are no cumulative accruing dividend rights.

The Series A Shares were to automatically convert into Common Stock on April 26, 2012 and the holders of Series A Shares would have immediately prior to such automatic conversion received a special dividend per share (the “Special Dividend”) payable in cash and/or shares of Common Stock, as determined at the election of, and in the sole discretion of, the Company’s board of directors, and only to the extent that such Special Dividend is legally payable by the Company. The value of any shares of Common Stock issued in payment of the Special Dividend would be determined in the reasonable, good-faith discretion by the Company’s board of directors at the time of payment.

The Special Dividend per share of Series A Shares could be paid in cash or in shares of common stock equal to 50% of the offering price, or $4.20. (See Special Dividend Declaration below)

Fully Paid and Nonassessable

All of our outstanding Series A Shares were fully paid and nonassessable.

In addition, under the Company’s Certificate of Incorporation, the Board of Directors had the authority, without further action by the stockholders, to issue up to an additional 5,000,000 shares of Preferred Stock in one or more series, to establish from time to time the number of shares to be included in each such series, to fix the rights, preferences and privileges of the shares of each unissued series and any qualifications, limitations or restrictions thereon, and to increase or decrease the number of shares of any such series, but not below the number of shares of such series then outstanding. The Company’s board of directors could authorize the issuance of additional Preferred Stock with voting or conversion rights that could adversely affect the voting power or other rights of the holders of the Common Stock or Series A Shares.

The Series A Shares were redeemable upon a liquidation event, including liquidation, winding up, and dissolution of the Company. Additionally, the holders would be entitled to receive cash in the event of an acquisition, including a merger or consolidation or asset transfer. Certain of these events would not be considered solely within the Company’s control. As a result, outstanding Series A Shares have been classified as mezzanine equity in the consolidated balance sheet at December 31, 2011.

Special Dividend Declaration

The Company’s Board of Directors declared a dividend for an aggregate of 2,178,917 shares of Common Stock to the holders of Series A Shares in satisfaction of the Special Dividend that would have been due to the Series A Shares on April 26, 2012. In connection with such issuance, the Company (i) eliminated the provision for the Special Dividend due on April 26, 2012 and (ii) amended the event that triggered an automatic conversion of Series A Shares into shares of Common Stock to be the effective date of a registration statement covering the resale of the underlying Common Stock. The Special Dividend was declared and paid in May 2011. The estimated fair value of the Common Stock was $5.9 million, or $2.69 per share.

Series B Shares

On January 7, 2011, the Company issued 2,525,677 Series B Shares related to the Asphelia Asset Purchase. The terms, rights, preference and privileges of the Company’s Series B Shares were as follows:

Voting Rights

Holders of Series B Shares voted together with the Common Stock on all matters, on an as-converted to Common Stock basis, and not as a separate class or series (except as otherwise may be required by applicable law). There was no cumulative voting.

Liquidation

In the case of a liquidation event, including a sale, merger or winding up of the Company, the holders of Series B Shares would be entitled to receive $8.39 per share (representing 150% of the original issuance price), out of the proceeds of such liquidation, in preference to the holders of Common Stock.

Conversion

Each Series B Shares would be voluntarily convertible into one share of Common Stock at the election of the holder. Additionally, each Series B Shares would automatically convert into one share of Common Stock upon the effective date of a registration statement covering the resale of the underlying Common Stock. This conversion occurred on November 15, 2011 upon the effectiveness of the Company’s Form S-1.

Dividends

Dividends were payable when and if declared by the Board of Directors. There are no cumulative accruing dividend rights.

Fully Paid and Nonassessable

All of the Company’s outstanding Series B Shares were fully paid and nonassessable.

Series C Shares

On June 30, 2011, the Company completed an offering of 4,612,624 Series C Shares at $5.59 per share resulting in net proceeds to the Company of approximately $22.9 million. The terms, rights, preference and privileges of the Company’s Series C Shares were as follows:

Voting Rights

Holder of Series C Shares voted together with the Common Stock on all matters, on an as-converted to Common Stock basis, and not as a separate class or series (except as otherwise may be required by applicable law). There was no cumulative voting.

Liquidation

In the case of a liquidation event, including a sale, merger or winding up of the Company, the holders of Series C Shares would be entitled to receive $8.39 per share (representing 150% of the original issuance price), out of the proceeds of such liquidation, in preference to the holders of Common Stock.

Conversion

Each Series C Share would be voluntarily convertible into one share of Common Stock at the election of the holder. Additionally, each Series C Share would automatically convert into one share of Common Stock upon the effective date of a registration statement covering the resale of the underlying Common Stock. This conversion occurred on November 15, 2011 upon the effectiveness of the Company’s Form S-1. At December 31, 2011, there were 461,263 Series C Shares authorized and reserved for issuance of Common Stock upon exercise of the warrants for Series C Shares originally issued to National Securities Corporation (“NSC”), which Series C Shares will automatically convert to Common Stock immediately upon exercise of such warrants.

Dividends

Dividends are payable when and if declared by the Board of Directors. There are no cumulative accruing dividend rights.

Fully Paid and Nonassessable

All of the Company’s outstanding Series C Shares are fully-paid and nonassessable.

Conversion of Series A, B and C Shares

On November 15, 2011, the Company’s Form S-1 was declared effective resulting in the conversion of 4,357,885 Series A Shares, 2,525,677 Series B Shares and 4,612,624 Series C Shares into 11,496,186 shares of Common Stock. Accordingly, at December 31, 2011, the Company had no outstanding Preferred Stock.

Common Stock

The Company’s Certificate of Incorporation, as amended, authorizes the Company to issue 50,000,000 shares of $0.001 par value Common Stock.

The terms, rights, preference and privileges of the Company’s Common Stock are as follows:

Voting Rights

Each holder of Common Stock is entitled to one vote for each share of Common Stock held on all matters submitted to a vote of the stockholders, including the election of directors. The Company’s Certificate of Incorporation and Bylaws do not provide for cumulative voting rights.

Dividends

Subject to preferences that may be applicable to any then outstanding Preferred Stock, the holders of the Company’s outstanding shares of Common Stock are entitled to receive dividends, if any, as may be declared from time to time by the Company’s board of directors out of legally available funds.

Liquidation

In the event of the Company’s liquidation, dissolution or winding up, holders of Common Stock will be entitled to share ratably in the net assets legally available for distribution to stockholders after the payment of all of the Company’s debts and other liabilities, subject to the satisfaction of any liquidation preference granted to the holders of any outstanding shares of Preferred Stock.

Rights and Preference

Holders of the Company’s Common Stock have no preemptive, conversion or subscription rights, and there are no redemption or sinking fund provisions applicable to our Common Stock. The rights, preferences and privileges of the holders of Common Stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of the Company’s Preferred Stock that are or may be issued.

Fully Paid and Nonassessable

All of the Company’s outstanding shares of Common Stock are fully paid and nonassessable.

On June 1, 2007, the Company issued the following shares of Common Stock:

•	2,125,096 shares of fully vested Common Stock to its founders at par value of $0.001.

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457,170 shares of restricted Common Stock were granted to certain employees of the Company under the Company’s 2007 Stock Incentive Plan, for payment of par value (see Note 14). The shares vest annually in equal amounts over three years and the fair value of the awards was determined and fixed on the grant date. Compensation expense is recorded on a straight-line basis over the vesting period.

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2,180,000 shares of restricted Common Stock were issued to certain employees of PBS at par value of $0.001 that vest annually in equal amounts over three years (see Note 14). PBS provides various services to the Company. The fair value of the awards was determined on the grant date and the unvested awards were remeasured each reporting period. Compensation expense is recorded on a straight-line basis over the vesting period.

Compensation expense related to the restricted Common Stock for the years ended December 31, 2011, 2010, 2009, and for the period from inception to December 31, 2011 was $0.0 million, $2.0 million, $39,000 and $2.1 million, respectively, and was recorded as research and development expense in the consolidated statements of operations. All shares were fully vested as of December 31, 2010 and no restricted Common Stock issuances were made for the year ended December 31, 2011.

In 2009, the Company issued 5,000 shares of fully vested Common Stock for compensation of past services performed by a non-employee. The fair value of the shares, which was not material, was recorded as research and development expense in the consolidated statements of operations on the grant date.

In 2010, the Company issued 23,836 shares of fully vested Common Stock for compensation of past services performed by a non-employee. The fair value of the shares of $82,000 on the grant date was recorded as research and development expense in the consolidated statements of operations on the grant date.

In 2011, pursuant to the exercise of options, the Company issued 138,080 shares of Common Stock with proceeds of $193,000, which were recorded in additional paid in capital.

In May 2011, the Special Dividend was declared resulting in the issuance of 2,178,917 shares of Common Stock.

In November 2011, upon the effectiveness of the Company’s Form S-1, an aggregate of 11,496,186 shares of Preferred Stock converted into Common Stock (see Convertible Preferred Stock above).